CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020 [1]	May 29, 2020	Dec. 31, 2019 [1]
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, authorized (in shares)	400,000,000	400,000,000		400,000,000
Common stock, issued (in shares)	59,901,306	59,901,306		345,431
Common stock, outstanding (in shares)	59,901,306	59,901,306	50,160,042	323,328

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.